Convertible Redeemable Preferred Shares ("Preferred Shares") - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Nov. 19, 2020 CNY (¥)	Jul. 31, 2019 shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually		10.00%	10.00%		10.00%
Dividends on Preferred and Ordinary Shares declared | ¥						¥ 0
Liquidation preference as percentage of issuance price		100.00%	100.00%
Accretion of Preferred Shares | ¥		¥ 242,209,000		¥ 59,200,000	¥ 3,465,000
Conversion of preferred shares to ordinary shares		1,301,189,200	1,301,189,200
Deemed dividend | ¥		¥ 1,054,220,000		¥ 61,239,000	¥ 3,521,000
Number of shares repurchased		132,718,241	132,718,241	60,349,275
Book value of repurchased shares | ¥		¥ 14,379,000		¥ 8,676,000
Ordinary shares re-designated into Preferred Shares	6,443,998	472,303,564	472,303,564	293,982,977	271,144,177
Fair value of newly issued Preferred Shares | ¥	¥ 35,142,000
Share-based compensation	1,852,000	¥ 1,900,588,000	$ 291,278	¥ 74,995,000	¥ 14,031,000
Ordinary Shares
Temporary Equity [Line Items]
Conversion of preferred shares to ordinary shares		1,301,189,200	1,301,189,200
Fair value of Ordinary Share repurchased | ¥	¥ 33,290,000
Junior Preferred Shares
Temporary Equity [Line Items]
Accretion of Preferred Shares | ¥		¥ 75,620,000		¥ 2,181,000	¥ 4,000
Temporary equity, shares issued				390,032,725
Number of shares repurchased		132,718,241	132,718,241	60,349,275
Book value of repurchased shares | ¥		¥ 14,379,000		¥ 8,676,000
Total consideration of repurchased shares | ¥		¥ 1,068,599,000		69,915,000
Number of shares issued		132,718,241	132,718,241
Total consideration for shares issued | ¥		¥ 1,068,599,000
Ordinary shares re-designated into Preferred Shares		195,106,488	195,106,488
Series B-1 Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually		10.00%	10.00%
Temporary equity, shares issued					14,503,820
Series B-2 Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually		10.00%	10.00%
Temporary equity, shares issued					171,289,239
Series B-3 Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually		10.00%	10.00%
Accretion of Preferred Shares | ¥		¥ 4,810,000		¥ 4,920,000	¥ 894,000
Temporary equity, shares issued				85,351,118	85,351,118
Ordinary shares re-designated into Preferred Shares					85,351,118
Series B-3+ Preferred Shares
Temporary Equity [Line Items]
Interest rate on preferred shares compounded annually		10.00%	10.00%
Accretion of Preferred Shares | ¥		¥ 10,072,000		¥ 8,796,000
Temporary equity, shares issued				87,075,383
Number of shares issued				60,349,275
Total consideration for shares issued | ¥				¥ 69,915,000
Ordinary shares re-designated into Preferred Shares				87,075,383
Series C Preferred Shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually		10.00%	10.00%
Accretion of Preferred Shares | ¥		¥ 76,015,000		¥ 34,678,000
Temporary equity, shares issued				206,907,594			206,907,594
Ordinary shares re-designated into Preferred Shares		66,432,971	66,432,971	206,907,594
Series D Preferred Shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually		10.00%	10.00%
Accretion of Preferred Shares | ¥		¥ 36,442,000
Temporary equity, shares issued		66,432,971	66,432,971
Ordinary shares re-designated into Preferred Shares		66,432,971	66,432,971
Series E Preferred Shares
Temporary Equity [Line Items]
Simple interest rate on preferred shares annually		10.00%	10.00%
Accretion of Preferred Shares | ¥		¥ 30,819,000
Temporary equity, shares issued		144,331,134	144,331,134
Ordinary shares re-designated into Preferred Shares		144,331,134	144,331,134
Series Seed Ordinary Shares
Temporary Equity [Line Items]
Temporary equity, shares issued		200,000	200,000
Series A-1 Ordinary Shares
Temporary Equity [Line Items]
Temporary equity, shares issued		66,667	66,667